Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income/(loss) from continuing operations	$ (17,579)	$ (10,905)	$ 9,592
Net loss from discontinued operations		(994)	(27,682)
Net loss	(17,579)	(11,899)	(18,090)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision (Reversal) for credit losses	(4,112)	25,981	148
Depreciation and amortization	4,114	5,078	4,055
Amortization of right-of-use assets	754	619
Share-based compensation of subsidiary	1,519	1,599	1,668
Share-based compensation of the Group	9,776
Loss/(gain) on disposal of software and equipment	(27)		27
Deferred income tax (benefit) expense	701	(1,951)	(1,124)
Fair value changes of warrant liabilities	629
Financing expense related to issuance of GEM Warrants	377
Changes in operating assets and liabilities:
Accounts receivable	30,822	(32,640)	(35,071)
Prepaid expenses and other current assets	(55,908)	(3,850)	3,181
Accounts payable	3,140	(5,019)	13,608
Deferred revenue	(418)	1,858	813
Accrued expenses and other current liabilities	(288)	2,548	(14,976)
Tax payable	(621)	(280)	(1,026)
Operating lease liabilities	(680)	(615)
Amount due to a related party	150	1,485
Net cash used in operating activities of continuing operations	(27,651)	(16,092)	(19,105)
Net cash used in operating activities of discontinued operations		(52)	(6,462)
Total net cash used in operating activities	(27,651)	(16,144)	(25,567)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of software and equipment	(4,928)	(4,351)	(1,284)
Proceeds from disposal of software and equipment	54
Purchase of short-term investment	(518)		(9,839)
Proceeds from the redemption of short-term investment	4,719	149
Purchase of other non-current assets	(1,721)	(1,200)	(8,968)
Net cash (used in) provided by investing activities of continuing operations	(2,394)	(5,402)	(20,091)
Net cash used in investing activities of discontinued operations		(517)	(591)
Total net cash (used in) provided by investing activities	(2,394)	(5,919)	(20,682)
CASH FLOWS FORM FINANCING ACTIVITIES
Proceeds from short-term loan	104,506	122,249	76,812
Repayments of short-term loan	(93,970)	(111,103)	(70,193)
Repayments of payables to a related party	(10,000)
Proceeds from issuance of ordinary shares, net of issuance cost	18,468
Cash required on reverse recapitalization	68
Proceeds from Private Placement	21,737
Payment for offering cost related to Business Combination	(588)
Shares repurchase	(2,000)
Exercise of warrants	2,213
Repurchase of non-controlling interests		(510)	(1,184)
Dividend paid to non-controlling shareholders			(6,620)
Net cash (used in) provided by financing activities of continuing operations	40,434	10,636	(1,185)
Net cash provided by financing activities of discontinued operations			1,119
Total net cash (used in) provided by financing activities	40,434	10,636	(66)
Effect of exchange rate changes	(711)	(2,573)	1,827
Net change in cash and restricted cash	9,678	(14,000)	(44,488)
Cash and restricted cash, beginning of the year	23,917	37,917	82,405
Cash and restricted cash, end of the year	33,595	23,917	37,917
Less: cash of discontinued operations at end of year			570
Cash and restricted cash at end of year for continuing operations	33,595	23,917	37,347
Reconciliation of cash and restricted cash to the consolidated balance sheets:
Cash	30,854	21,200	34,517
Restricted cash	2,741	2,717	2,830
Total cash and restricted cash	33,595	23,917	37,347
Supplemental disclosures of cash flow information:
Income tax paid		2,459	3,472
Interest expense paid	2,577	3,780	3,087
Supplemental disclosures of non-cash activities:
Disposal of Shengda Group		23,222
Decrease of accrued expenses and other current liabilities due to vest of restricted shares		311	311
Obtaining right-of-use assets in exchange for operating lease liabilities and prepaid expenses	1,702	972
Software and equipment transferred from other non-current assets	3,727,781	12,150
Prepaid financing expense related to issuance of GEM Warrants	$ 1,441,826